Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended			27 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to Super League’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended December 31, 2025, 2024 and 2023. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that 2025 compensation decisions for the PEO and Non-PEOs are reflective of Super League’s overall operating, strategic, financial and stock price performance and thus aligned with stockholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO #1(1)	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2(1)	Compensation Actually Paid to PEO #2(2)	Average Summary Compensation Total for Non- PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial $100 Investment based on Total Shareholder Return	Net Loss ($) (in thousands)

2025	$2,241,000	$2,263,000	$482,000	$321,000	1,229,000	$1,273,000	$0.23	$(20,717)
2024	$330,000	$330,000-	$425,000	$425,000	323,000	$323,000	$9.18	$(16,635)
2023	$485,000	$330,000-	$1,373,000	$631,000	623,000	$435,000	$22.59	$(30,330)

(1)

Matthew Edelman (PEO #1) served as our PEO during the year ended December 31, 2025, beginning April 2025. Ann Hand (PEO #2) served as our PEO from January 2025 through March 2025, and served as our PEO during the years ended December 31, 2024 and 2023.

Adjustment To PEO Compensation, Footnote
(2)

The following amounts were added and deducted to the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO as determined in accordance with SEC regulations.

The amounts reflected in the tables below, similar to the equity award values reflected in the SCT, do not represent the actual value that may be realized by the individuals referenced in the table, as the fair value of equity awards is determined based on an estimate of fair value calculated in accordance with ASC 718. The fair value of restricted stock and restricted stock unit awards is determined by the product of the number of shares or units granted and the applicable measurement date market price of the underlying Common Stock. The fair value of stock option and common stock purchase warrant awards is estimated on the measurement date utilizing the Black-Scholes-Merton option pricing model. As such, the applicable amounts included in the tables below do not represent the actual value that may be realized by the Named Executive Officers.

PEO #1
2025
Adjustments to Determine Compensation “Actually Paid”
Reported Summary Compensation Table Total	$2,241,000
Less: Reported Fair Value of Equity Awards	(1,895,000)
Add: Year End Fair Value of Equity Awards Granted During Year	1,958,000
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	(41,000)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Add: Dollar Value of Incremental Dividends or Earnings Paid on Equity Awards	-
-
Total Compensation Actually Paid	$2,263,000

PEO #2
2025
Adjustments to Determine Compensation “Actually Paid”
Reported Summary Compensation Table Total	$482,000
Less: Reported Fair Value of Equity Awards	(80,000)
Add: Year End Fair Value of Equity Awards Granted During Year	1,000
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	(8,000)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Add: Dollar Value of Incremental Dividends or Earnings Paid on Equity Awards	-
-
Total Compensation Actually Paid	$321,000

Non-PEO NEO Average Total Compensation Amount		$ 1,229,000	$ 323,000	$ 623,000
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,273,000	323,000	435,000
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For the year ended December 31, 2025, Mr. Haynes was our Other NEO.

(4)

For our other Named Executive Officers, the following amounts were added and deducted to the Summary Compensation Table amount to determine the compensation actually paid as determined in accordance with SEC regulations.

NEO
2025
Adjustments to Determine Compensation “Actually Paid”
Reported Summary Compensation Table Total	$1,229,000
Less: Reported Fair Value of Equity Awards	(929,000)
Add: Year End Fair Value of Equity Awards Granted During Year	973,000
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	-
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Add: Fair Value of Incremental Dividends or Earnings Paid on Equity Awards	-
-
Total Compensation Actually Paid	$1,273,000

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

The graphics below illustrate the relationship between the Compensation Actually Paid to the PEOs and the average of the non-PEO NEOs and (i) total shareholder return for Super League and (ii) net income (net loss), in each case, for fiscal year 2023, fiscal year 2024 and fiscal year 2025.

This graph compares Compensation Actually Paid to PEO #1 and PEO #2 and the average Compensation Actually Paid to the non-PEO NEOs with Super League’s total shareholder return. TSR assumes an initial fixed investment of $100 immediately prior to the beginning of fiscal year 2023 and reflects cumulative returns through the end of each fiscal year. Super League has not included peer group TSR, consistent with scaled disclosure requirements applicable to smaller reporting companies.

Compensation Actually Paid vs. Net Income

This graph compares Compensation Actually Paid to PEO #1 and PEO #2 and the average Compensation Actually Paid to the non-PEO NEOs with Super League’s net income (loss) for each of fiscal years 2023, 2024 and 2025. Super League has not historically looked to net income (loss) as a performance measure for our executive compensation program.

Compensation Actually Paid and Cumulative TSR

We do utilize several performance measures to align executive compensation with Super League’s performance, but the recent trend has not used financial performance measures such as TSR. See the preceding discussion of the performance measures we use with respect to executive compensation in this section of this Proxy Statement. For example, as described in more detail above, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of Super League under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount		$ 0.23	9.18	22.59
Net Income (Loss)		(20,717,000)	(16,635,000)	(30,330,000)
Matthew Edelman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,241,000	330,000	485,000
PEO Actually Paid Compensation Amount		2,263,000	330,000	330,000
PEO Name	Matthew Edelman
Ann Hand [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		482,000	425,000	1,373,000
PEO Actually Paid Compensation Amount		321,000	$ 425,000	$ 631,000
PEO Name					Ann Hand
PEO | Matthew Edelman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,895,000)
PEO | Matthew Edelman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,958,000
PEO | Matthew Edelman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Matthew Edelman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,000)
PEO | Matthew Edelman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Matthew Edelman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Matthew Edelman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ann Hand [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(80,000)
PEO | Ann Hand [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,000
PEO | Ann Hand [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ann Hand [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,000)
PEO | Ann Hand [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ann Hand [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ann Hand [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(929,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		973,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0